FINANCIAL INSTRUMENTS (Schedule of Remaining Contractual Maturities of Financial Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial liabilities [line items]
Bank loan		$ 4,475
Accounts payable and accrued liabilities	23,129	29,856
Lease obligation	2,069	1,463
Total financial liabilities	25,198	$ 34,331
Within a year [Member]
Disclosure of financial liabilities [line items]
Bank loan
Accounts payable and accrued liabilities	23,129
Lease obligation	567
2-5 years [Member]
Disclosure of financial liabilities [line items]
Bank loan
Accounts payable and accrued liabilities
Lease obligation	1,464
Total financial liabilities	1,464
Over 5 years [Member]
Disclosure of financial liabilities [line items]
Bank loan
Accounts payable and accrued liabilities
Lease obligation	38
Total financial liabilities	$ 38